Segment information - Geographic Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 907	$ 961	$ 1,254
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	486	480	469
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	125	89	215
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	121	51	137
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	105	107	74
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	0	0	198
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 70	$ 234	$ 161